SHAREHOLDERS AND OTHER RELATED PARTIES BALANCES AND TRANSACTIONS - Receivable (Details) - USD ($)	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Trade and other payable
Other receivables	$ 4,770,672	$ 1,981,829	$ 4,240,205
Parent company
Trade and other payable
Trade receivables		440,268	361,606
Other receivables	102,069		103,251
Parents companies and related parties to Parents
Trade and other payable
Other receivables	102,069		103,251
Shareholders and other related parties
Trade and other payable
Trade receivables	1,090,004	467,743	571,216
Other receivables	2,102	10,971	119,677
Allowance for impairment	(768)	(75,596)	(23,126)
Other receivables - Other related parties
Trade and other payable
Other receivables	83,839	10,971	119,677
Joint ventures
Trade and other payable
Trade receivables	120,992	2,369	209,039
Other receivables	1,562,340	250,783	6,299,467
Amounts receivable from related parties	$ 2,958,476	$ 1,096,538	$ 7,641,130